Cover	May 03, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001792580
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	Ovintiv Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39191
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700
Entity Address, Address Line Two	370 - 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	623-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false